Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - shares		1 Months Ended
	Jan. 20, 2021	Feb. 28, 2021
Subsequent Event [Line Items]
Description of change of corporation, name and classification of shares distribution	(i) the Company became a Delaware corporation and, in connection with the Domestication, (A) the Company’s name changed to “Hims & Hers Health, Inc.”, (B) each outstanding Class A ordinary share of the Company and each outstanding Class B ordinary share of the Company became one share of Class A common stock of the Company, and (C) each outstanding warrant of the Company became one warrant to purchase one share of New Hims Class A Common Stock;
Class of warrant or right, exercised after document period		3,012,500
Common Class A [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercised after document period		1,474,145